POST-RETIREMENT BENEFITS - Other Post-Retirement Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation | year	14	10
Estimate of contributions, Less than a year	$ 8	$ 15
Estimate of contributions, between 1-2 years	8	15
Estimate of contributions, between 2-5 years	24	41
Estimate of contributions, over 5 years	144	205
Total	184	276
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	7	14
Estimate of contributions, between 1-2 years	7	14
Estimate of contributions, between 2-5 years	22	39
Estimate of contributions, over 5 years	139	200
Total	175	267
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	1	1
Estimate of contributions, between 1-2 years	1	1
Estimate of contributions, between 2-5 years	2	2
Estimate of contributions, over 5 years	5	5
Total	$ 9	$ 9